CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Mar. 31, 2012	May 31, 2011	Mar. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000	400,000,000
Common stock, shares issued	32,370,784	31,970,784	31,970,784	10,886,374
Common stock, shares outstanding	32,370,784	31,970,784	31,970,784	10,886,374